Other disclosures - Commitments (Details) - EUR (€) € in Thousands	1 Months Ended
	Jul. 31, 2017	Dec. 31, 2017
Commitments [Line Items]
Contractual commitments for acquisition of property, plant and equipment		€ 0
Contractual commitments for acquisition of intangible assets		€ 0
ARGX-110
Commitments [Line Items]
Contractual obligations	€ 900
Lonza Sales AG
Commitments [Line Items]
Contractual obligations	5,000
Payment of Contract Amount	1,000
Lonza Sales AG | ARGX-113
Commitments [Line Items]
Contractual obligations	€ 9,300